Equity: - Grant using the Black-Scholes option valuation model (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Equity
Weighted-average grant date fair value of an option granted	$ 1.09
Price per share of common stock	$ 2.49
Expected volatility	73.70%
Expected life of options (in years)	2 years 7 months 6 days
Expected dividend rate	0.00%
Risk-free interest rate	0.23%